Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 20,653.0		$ 17,002.1
Ending balance	25,768.1	$ 917.7	20,653.0	$ 17,002.1
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	62,875.3		54,020.9	46,994.3
Additions	12,559.5		9,237.8	7,105.0
Disposals or retirements	(60.5)		(260.9)	(217.9)
Effect of exchange rate changes	(259.4)		(122.5)	139.5
Ending balance	75,114.9		62,875.3	54,020.9
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	42,222.3		37,018.8	32,819.1
Additions	7,186.2		5,472.4	4,421.4
Disposals or retirements	(59.9)		(258.6)	(217.8)
Effect of exchange rate changes	(1.8)		(10.3)	(3.9)
Ending balance	49,346.8		42,222.3	37,018.8
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,693.4		5,795.5
Ending balance	5,436.6		5,693.4	5,795.5
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,693.4		5,795.5	5,648.7
Effect of exchange rate changes	(256.8)		(102.1)	146.8
Ending balance	5,436.6		5,693.4	5,795.5
Technology license fees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,031.2		2,218.5
Ending balance	9,935.5		6,031.2	2,218.5
Technology license fees [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,855.0		10,974.5	10,443.3
Additions	6,308.9		4,879.6	533.7
Effect of exchange rate changes	(2.2)		0.9	(2.5)
Ending balance	22,161.7		15,855.0	10,974.5
Technology license fees [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,823.8		8,756.0	7,694.9
Additions	2,404.5		1,066.9	1,063.6
Effect of exchange rate changes	(2.1)		0.9	(2.5)
Ending balance	12,226.2		9,823.8	8,756.0
Software and system design costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,521.9		6,570.9
Ending balance	6,127.3		6,521.9	6,570.9
Software and system design costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	33,024.0		29,594.6	25,186.3
Additions	3,275.8		3,710.4	4,601.9
Disposals or retirements	(60.5)		(260.9)	(186.7)
Effect of exchange rate changes	(0.3)		(20.1)	(6.9)
Ending balance	36,239.0		33,024.0	29,594.6
Software and system design costs [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	26,502.1		23,023.7	20,376.7
Additions	3,669.2		3,747.3	2,835.3
Disposals or retirements	(59.9)		(258.6)	(186.6)
Effect of exchange rate changes	0.3		(10.3)	(1.7)
Ending balance	30,111.7		26,502.1	23,023.7
Patent and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,406.5		2,417.2
Ending balance	4,268.7		2,406.5	2,417.2
Patent and others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,302.9		7,656.3	5,716.0
Additions	2,974.8		647.8	1,969.4
Disposals or retirements				(31.2)
Effect of exchange rate changes	(0.1)		(1.2)	2.1
Ending balance	11,277.6		8,302.9	7,656.3
Patent and others [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,896.4		5,239.1	4,747.5
Additions	1,112.5		658.2	522.5
Disposals or retirements				(31.2)
Effect of exchange rate changes			(0.9)	0.3
Ending balance	$ 7,008.9		$ 5,896.4	$ 5,239.1